                                 ANNUAL REPORT

                                 June 30, 1997

                                 Mini-Cap Fund
                              Value + Growth Fund
                                 Balanced Fund

                        J U R I K A    &    V O Y L E S
            -------------------------------------------------------
                                   FUND GROUP

                      -  Hyphen    (...the total return was -1.49%)

                      -  en-dash    (...the total return was -1.49%)

                      -  minus sign    (...the total return was -1.49%)

                      --  em-dash    (...the total return was --1.49%)

                               TABLE OF CONTENTS
    ------------------------------------------------------------------------

Letter to Shareholders................................................... 1

Performance

  Mini-Cap Fund.......................................................... 2

  Value + Growth Fund.................................................... 4

  Balanced Fund.......................................................... 6

Schedules of Investments................................................. 8

Statements of Assets and Liabilities.................................... 19

Statements of Operations................................................ 20

Statements of Changes in Net Assets..................................... 21

Financial Highlights.................................................... 24

Notes to Financial Statements........................................... 26

Independent Auditor's Report............................................ 29

                     DIRECTORY OF FUNDS' SERVICE PROVIDERS

Investment Adviser
Jurika & Voyles, L.P., 1999 Harrison Street, Suite 700, Oakland, CA 94612

Distributor
First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261-E, Phoenix, AZ 85018

Administrator
Investment Company Administration Corp., 2025 E. Financial Way, Suite 101, Glendora, CA 91741

Custodian, Transfer Agent and Fund Accountant
State Street Bank & Trust Co., 1776 Heritage, Quincy, MA 02171

Legal Counsel
Paul, Hastings, Janofsky & Walker, 345 California Street, 29th Floor, San Francisco, CA 94104

Auditor
McGladrey & Pullen, LLP, 555 Fifth Avenue, 8th Floor, New York, NY 10017

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO SHAREHOLDERS AND TO OTHERS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR
JURIKA & VOYLES FUND GROUP. DISTRIBUTOR: FIRST FUND DISTRIBUTORS, INC.

                                       I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                          LETTER TO SHAREHOLDERS
    ------------------------------------------------------------------------

Dear Shareholder:

    This report provides a review and outlook, along with a summary of key financial and performance information, for each of the Funds of the Jurika & Voyles Fund Group for the year ended June 30, 1997.

    As always, we stand ready to serve you. If you have any questions, please do not hesitate to call our Investor Center at (800) JV-INVST (800-584-6878).

    Thank you for your continued support.

Very truly yours,

       [SIG]                 [SIG]

William K. Jurika            Glenn C. Voyles
                             Jurika & Voyles,
Jurika & Voyles, L.P.        L.P.

                                  PERFORMANCE
    ------------------------------------------------------------------------

                                 Mini-Cap Fund

    Objective: The Jurika & Voyles Mini-Cap Fund seeks to provide investors with maximum long-term capital appreciation. This is achieved by investing primarily in the common stock of quality companies with small market capitalizations that offer current value and significant future growth potential. Emphasis is on companies with market capitalizations under $500 million, lower than market average Price to Earnings (P/E) ratios and higher than market average earnings growth rates and returns on equity (ROE). The Fund will build concentrated positions in industry sectors where Jurika & Voyles sees significant long-term investment opportunities.
    Review: The Mini-Cap Fund returned 22.5% in the fiscal year ended June 30, 1997 vs. 16.3% for the Russell 2000 Index and 6.4% for the Lipper Small Capitalization Fund Index. The Fund's performance benefited from an overweighting in the industrial, energy, and retail sectors and from specific technology stocks. The first half of 1997 proved extremely volatile for the small cap sector of the market, illustrated by the Russell 2000 Index which declined approximately 7% through April 25, and then turned abruptly, increasing 18% through the end of June. As investors in this volatile sector we must remember to buy value and hold as long as possible, but sell when stocks or groups become seriously overvalued based on fundamentals, reinvesting the proceeds in stocks of companies which appear undervalued and offer a far superior risk-reward ratio. In April valuations looked so cheap for many quality companies that takeovers appeared likely if prices did not improve. Both happened quickly. Some of the best performing stocks during the first half include Citrix Systems, a developer of distributed access software; Halter Marine, a marine service company in the offshore oil industry; Patterson Energy, a land driller; Gardner Denver, a manufacturing company; Alex Brown, an investment services company acquired by Bankers Trust; and Assisted Living Concepts, an operator of residences for senior citizens.
    The Mini-Cap Fund seeks investment opportunities which offer both value and growth characteristics and which are benefiting from a growing area of demand in society; a "theme," if you will. We attempt to limit market risk via our low price/earnings criteria and limit financial risk by selecting companies with strong balance sheets and cash flows. Screens are used to identify companies and industry groups which are priced below their average relative valuations and at the low end of their historical P/E, P/B, P/CF ranges; where returns on invested capital are rising, balance sheets are strong, quarterly earnings progression is accelerating, and cash flow is high relative to earnings; and where recent returns have lagged the S&P 500. We seek to maximize returns by identifying the best valuation/growth/return on capital/financial strength. During this part of the investment process we contact and visit with management, analysts, suppliers and customers in order to determine the source of and risk to rising earnings estimates and therefore P/E multiple expansion. We are identifying growth catalysts such as improved management, a new market opportunity, utilization of technology to enhance leadership, dominant market share in a niche or a cost leverage opportunity. Such investments should outperform in both strong and weak market conditions.
    Economic Outlook: The stars have been aligned correctly for the U.S. economy for several years, for the reasons we all know so well: technology-driven productivity gains, huge overseas opportunities in developing markets and fiscal, monetary and wage restraint, allowing low inflation growth above expected levels. The resulting low yields and higher P/E multiples have allowed U.S. corporations to raise debt and equity at low costs, thus allowing them to generate excess returns on capital to fuel sustainable earnings growth. We remain cautiously bullish that corporate profits will continue to benefit from these trends over the next year and that the market will increasingly reflect the strong underlying fundamentals of smaller companies.

                                  PERFORMANCE
    ------------------------------------------------------------------------

                                 Mini-Cap Fund

    Current Positioning: As we predicted late last year, 1997 has proven to be a volatile period for small-cap stocks. While we are careful to recognize profits when valuations reach excessive levels, the market volatility offers excellent opportunity to find businesses with strong earnings growth selling at reasonable valuations. We continue to like the late-cycle oil service stocks, selected retail turnarounds which serve special niches, selected restaurants, industrial technology and financial service stocks.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                 Jurika & Voyles    Lipper Analytical Services, Inc.

                                                                     Mini-Cap Fund           Small Company Fund Index
9/30/1994                                                                10,000.00                          10,000.00
10/31/1994                                                               10,410.00                          10,168.00
11/30/1994                                                               10,400.00                           9,766.00
12/31/1994                                                               10,650.00                           9,987.00
1/31/1995                                                                10,410.00                           9,868.00
2/28/1995                                                                11,211.00                          10,274.00
3/31/1995                                                                11,832.00                          10,548.00
4/30/1995                                                                12,814.00                          10,695.00
5/31/1995                                                                13,245.00                          10,862.00
6/30/1995                                                                14,147.00                          11,525.00
7/31/1995                                                                15,359.00                          12,393.00
8/31/1995                                                                15,279.00                          12,611.00
9/30/1995                                                                15,509.00                          12,966.00
10/31/1995                                                               15,148.00                          12,565.00
11/30/1995                                                               16,070.00                          12,998.00
12/31/1995                                                               16,210.00                          13,145.00
1/31/1996                                                                15,816.00                          13,084.00
2/29/1996                                                                16,690.00                          13,609.00
3/31/1996                                                                17,691.00                          13,886.00
4/30/1996                                                                19,683.00                          14,994.00
5/31/1996                                                                20,503.00                          15,643.00
6/30/1996                                                                19,587.00                          15,013.00
7/31/1996                                                                18,574.91                          13,555.47
8/31/1996                                                                19,384.37                          14,376.93
9/30/1996                                                                19,948.86                          15,202.17
10/31/1996                                                               20,034.06                          14,733.94
11/30/1996                                                               21,006.16                          15,005.05
12/31/1996                                                               21,424.00                          15,068.00
1/31/1997                                                                21,896.00                          15,373.00
2/28/1997                                                                20,929.00                          14,402.00
3/31/1997                                                                20,270.00                          13,619.00
4/30/1997                                                                20,226.00                          13,500.00
5/31/1997                                                                22,456.00                          15,191.00
6/30/1997                                                                23,984.00                          15,931.00
                                                                        Annualized                           One Year
Total Returns for Period Ending June 30, 1997                      Since Inception                       Total Return
Jurika & Voyles Mini-Cap Fund                                               37.44%                             22.45%
Lipper Analytical Services, Inc. Small Company Fund Index                   18.46%                              6.36%
Russell 2000 Index                                                          19.98%                             16.35%

                                                                 Russell 2000
                                                                         Index
9/30/1994                                                            10,000.00
10/31/1994                                                            9,960.00
11/30/1994                                                            9,557.42
12/31/1994                                                            9,813.55
1/31/1995                                                             9,690.04
2/28/1995                                                            10,093.03
3/31/1995                                                            10,265.63
4/30/1995                                                            10,493.65
5/31/1995                                                            10,674.16
6/30/1995                                                            11,227.98
7/31/1995                                                            11,874.83
8/31/1995                                                            12,120.66
9/30/1995                                                            12,337.60
10/31/1995                                                           11,786.15
11/30/1995                                                           12,280.99
12/31/1995                                                           12,605.20
1/31/1996                                                            12,591.34
2/29/1996                                                            12,984.19
3/31/1996                                                            13,249.06
4/30/1996                                                            13,957.89
5/31/1996                                                            14,507.83
6/30/1996                                                            13,911.56
7/31/1996                                                            12,697.08
8/31/1996                                                            13,434.78
9/30/1996                                                            13,960.08
10/31/1996                                                           13,745.09
11/30/1996                                                           14,311.39
12/31/1996                                                           14,686.35
1/31/1997                                                            14,980.08
2/28/1997                                                            14,617.56
3/31/1997                                                            13,927.61
4/30/1997                                                            13,966.61
5/31/1997                                                            15,519.69
6/30/1997                                                            16,185.49
Total Returns for Period Ending June 30, 1997
Jurika & Voyles Mini-Cap Fund
Lipper Analytical Services, Inc. Small Company Fund Index
Russell 2000 Index

    This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in Jurika & Voyles Mini-Cap Fund with a similar investment in the Lipper Small Company Fund Index and the Russell 2000 Index from the inception of the Fund on September 30, 1994 to the end of the Fund's fiscal period on June 30, 1997. For purposes of the graph and the Fund's Annualized Return Since Inception and One Year Total Return, it has been assumed that all recurring fees (including management fees) were deducted and all distributions were reinvested.
    Total return of the Fund reflects the fact that all fees and expenses, in excess of certain expense limits specified in the investment management agreement, have been assumed by Jurika & Voyles, L.P.
    Lipper Small Company Fund Index is an unmanaged, net asset value weighted index of 30 mutual funds that invest primarily in companies with small market capitalization. Russell 2000 Index is a widely regarded small-cap index of the 2,000 smallest securities of the Russell 3000 Index which comprises the 3,000 largest U.S. securities as determined by total market capitalization.
    Each index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. All results are historical. Past performance is no guarantee of future results.

                                  PERFORMANCE
    ------------------------------------------------------------------------

                              Value + Growth Fund

    Objective: The Jurika & Voyles Value + Growth Fund seeks long-term capital appreciation. This Fund invests primarily in the common stock of quality companies of all market capitalizations that offer current value and significant future growth potential. Emphasis is on companies with lower than market average Price to Earnings (P/E) ratios and higher than market average earnings growth rates and returns on equity (ROE). The Fund will build concentrated positions in industry sectors where Jurika & Voyles sees significant long-term investment opportunities.
    Review: The fiscal year ended June 30, 1997 was a strong year for the Value + Growth Fund, providing our investors with a return of 32.4%. This is well in excess of the historical average annual return for stocks and compares to 25.6% for the Lipper Growth Fund Index, 34.7% for the S&P 500, and 23.0% for the Russell Mid-Cap Index.
    The economic landscape continued to be nearly perfect, with modest growth and no visible signs of inflation. The combination of declining interest rates, stronger than expected corporate profits, and large cash flows into stock mutual funds pushed the valuation of the market into record territory. So far, this bull market has yet to experience a correction of 10% or more as measured by the S&P 500, very uncommon for an advance of this magnitude and duration.
    The strong relative performance of the 25-50 largest capitalization stocks in the market continued, a trend which has been in place for many months and which we feel is vulnerable. In the Value + Growth Fund, we continue to focus on companies where the valuations relative to expected growth rates are more rational. As a result, we have maintained an emphasis on stocks in the financial services, technology, healthcare services and industrial sectors. In addition, the portfolio is skewed toward mid-sized companies, where we feel the trade-off between risk and return is more attractive.
    The combination of our overweighting and stock selection in financial services and insurance was a key driver to the portfolio's return, providing the greatest contribution to relative performance. These sectors represented between 12% and 16% of the portfolio throughout the year. The slow-growth, low-inflation environment has been ideal for financial stocks.
    Our willingness to take a contrarian view clearly worked in the technology area. Through the year, technology and communications stocks averaged more than 20% of the portfolio. Also, we materially changed the stocks held in these sectors during the period. The overweighting and repositioning in these sectors had a significant positive impact on performance. As companies met earnings expectations, investor confidence returned to the sector, resulting in large price appreciation for a number of our stocks.
    In healthcare services, the results were more mixed. Individual stock performance varied considerably, and our overweighting in this sector detracted from relative performance. Earnings uncertainty was more pervasive than we had anticipated. We continue to buy good businesses at attractive prices, and we have chosen to hold on to some stocks in which we have long-term confidence while the market reacts to short-term swings in psychology.
    During the last year we have changed our industrial holdings, adding some larger companies in the agricultural machinery and defense/aerospace industries. As these companies continued to deliver consistent earnings, their stocks exhibited solid price performance.
    Given the fact that the largest capitalization stocks attributed a disproportionate share of the returns in the markets this year, we are pleased with our results. We continue to believe that investors have ignored the risks of overvaluation in the largest S&P companies. The safety they seek in these stocks may evade them as the market rectifies this relative valuation discrepancy.
    Current Positioning: We continue to maintain our overweightings in the financial services, technology, healthcare services and industrial sectors.
    Stocks in the financial sector possess valuations that are substantially less than the market. Prospects for the Federal Reserve to implement a series of interest rate hikes have diminished, and we do not appear

                                  PERFORMANCE
    ------------------------------------------------------------------------

                              Value + Growth Fund
to be at an imbalance in the credit cycle. Therefore, these stocks should behave well and, in fact, should exhibit somewhat defensive characteristics in a difficult market.
    Technology, including communications, continues to increase its importance in today's economy, comprising an ever larger percentage of GDP. Segments of the technology sector are expected to grow at rates well in excess of the overall economy, and the stocks we own offer strong potential for price appreciation.
    Managed healthcare continues to deal with issues of capacity, consolidation and pricing. As a result, these stocks offer compelling valuations. In addition, the continued move toward managed care in the U.S. should provide solid fundamental support for these stocks. In light of the overall market's valuation, these stocks afford very attractive risk/return profiles.
    Industrial companies continue to offer valuations below their historic ranges. This is due in part to investors' concerns about the late stage of the current economic cycle. While we think that the earnings of these companies will continue to be cyclical, the degree of cyclicality may be materially less than in the past. In addition, a large component of our exposure in this sector is concentrated in the agricultural and defense industries. These sectors are primarily subject to industry-specific cycle dynamics and should continue to exhibit positive fundamentals in the next few years, irrespective of general economic activity.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                    Lipper Analytical Services,
                                                              Jurika & Voyles                   Inc.                S&P 500

                                                              Value + Growth Fund               Growth Fund Index       Index
9/30/1994                                                                  10,000                          10,000      10,000
10/31/1994                                                                 10,140                          10,191      10,225
11/30/1994                                                                 10,080                           9,803       9,853
12/31/1994                                                                 10,559                           9,888       9,999
1/31/1995                                                                  10,469                           9,924      10,258
2/28/1995                                                                  10,869                          10,291      10,658
3/31/1995                                                                  11,210                          10,603      10,972
4/30/1995                                                                  11,751                          10,903      11,295
5/31/1995                                                                  12,162                          11,233      11,746
6/30/1995                                                                  12,843                          11,737      12,019
7/31/1995                                                                  13,474                          12,305      12,418
8/31/1995                                                                  13,554                          12,435      12,449
9/30/1995                                                                  13,755                          12,804      12,974
10/31/1995                                                                 13,104                          12,634      12,928
11/30/1995                                                                 13,845                          13,062      13,495
12/31/1995                                                                 13,525                          13,117      13,756
1/31/1996                                                                  13,431                          13,434      14,223
2/29/1996                                                                  13,757                          13,645      14,356
3/31/1996                                                                  13,946                          13,708      14,493
4/30/1996                                                                  14,714                          14,051      14,706
5/31/1996                                                                  14,998                          14,304      15,084
6/30/1996                                                                  14,398                          14,164      15,142
7/31/1996                                                                  13,410                          13,398      14,472
8/31/1996                                                                  14,146                          13,796      14,778
9/30/1996                                                                  14,829                          14,567      15,610
10/31/1996                                                                 15,135                          14,777      16,041
11/30/1996                                                                 15,263                          15,711      17,253
12/31/1996                                                                 16,272                          15,414      16,912
1/31/1997                                                                  16,940                          16,216      17,969
2/28/1997                                                                  17,080                          16,091      16,109
3/31/1997                                                                  16,389                          15,354      17,365
4/30/1997                                                                  16,741                          16,029      16,401
5/31/1997                                                                  18,334                          17,139      18,522
6/30/1997                                                                  19,060                          17,780      20,396
                                                                       Annualized                        One Year
Total Returns for Period Ending June 30, 1997                     Since Inception                    Total Return
Jurika & Voyles Value + Growth Fund                                        26.43%                          32.38%
Lipper Analytical Services, Inc. Small Company Fund Index                  23.27%                          25.58%
Russell 2000 Index                                                         29.58%                          34.72%

    This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in Jurika & Voyles Value + Growth Fund with a similar investment in the Lipper Growth Fund Index and the S&P 500 Index from the inception of the Fund on September 30, 1994 to the end of the Fund's fiscal period on June 30, 1997. For purposes of the graph and the Fund's Annualized Return Since Inception and One Year Total Return, it has been assumed that all recurring fees (including management fees) were deducted and all distributions were reinvested.
    Total return of the Fund reflects the fact that all fees and expenses, in excess of certain expense limits specified in the investment management agreement, have been assumed by Jurika & Voyles, L.P.
    Lipper Growth Fund Index is an unmanaged, net asset value weighted index of 30 mutual funds that invest primarily in companies of all market capitalization with potential for growth. S&P 500 Index contains 500 industrial, transportation, utility and financial companies regarded as generally representative of the U.S. stock market.
    Each index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. All results are historical. Past performance is no guarantee of future results.

                                  PERFORMANCE
    ------------------------------------------------------------------------

                                 Balanced Fund

    Objective: The Jurika & Voyles Balanced Fund seeks to provide investments with a balance of long-term capital appreciation and current income. The Fund invests in a portfolio that combines stocks, bonds and cash-equivalent securities.
    Stock investments include quality companies of all market capitalizations that offer current value and significant growth potential. Emphasis is on companies with lower than market average Price to Earnings (P/E) rates and higher than market average earnings growth ratio and returns on equity (ROE). The Fund will build concentrated positions in industry sectors where Jurika & Voyles sees significant long-term investment opportunities. Fixed income investments emphasize undervalued credits and short-to-medium term maturities.
    Review: The fiscal year ended June 30, 1997 was a strong year for the Balanced Fund, providing our investors with a return of 23.1%. This compares to 20.5% for the Lipper Balanced Fund Index and 23.2% for a representative 60%/40% benchmark index of stocks and bonds.
    EQUITIES: The economic landscape continued to be near-perfect, with modest growth and no visible signs of inflation. Declining interest rates, stronger than expected corporate profits and large cash inflows pushed the valuation of the market into record territory. So far, this toll market has yet to produce a correction of 10% or more as measured by the S&P 500, very uncommon for an advance of this magnitude and duration.
    The strong relative performance of the 25-50 largest stocks in the market continued, a trend which has been in place for many months and which we feel is vulnerable. In the Balanced Fund, we continue to focus on companies where the valuations relative to expected growth rates are more rational. As a result, we have maintained an emphasis on stocks in the financial services, technology, healthcare services and industrial sectors. In addition, the portfolio is skewed toward mid-sized companies, where we feel the trade-off between risk and return is more attractive.
    The combination of our overweighting and stock selection in the financial services, technology and industrial sectors was the key driver to the portfolio's performance. In healthcare services, the results were mixed as individual stock performance varied considerably, and our overweighting in this sector detracted from relative performance.
    Given the fact that the largest capitalization stocks attributed a disproportionate share of the returns in the market this year, we are pleased with our results. We continue to believe that investors have ignored the risks of overvaluation in the largest S&P companies. The safety they seek in these stocks may evade them as the market rectifies this relative valuation discrepancy.
    FIXED INCOME. With 30-year bonds trading in a range of 6.5%-7.2% for most of the year, our strategy emphasized returns from income over capital gains. The portfolio has been well-diversified among sectors, structures and credits, and the overall quality of the fixed income component is AA. We have held a relatively high weighting in corporate bonds for greater yield, reflecting both our research efforts and our belief in the overall credit strength of U.S. corporations. In fact, during the course of the year we took advantage of widening spreads between corporate bonds and U.S. Treasuries by increasing our exposure to both investment grade and high-yield bonds. We maintained our exposure to high-income collateralized mortgage obligations which offer competitive yields, yet are issued by government agencies and rated AAA.
    Current Positioning:
    EQUITIES. We continue to maintain our overweighting in the financial services, technology, healthcare services and industrial sectors.
    Stocks in the financial sector possess valuations that are substantially less than the market. Prospects for the Federal Reserve to implement a series of interest rate hikes have diminished, and we do not appear to be at an imbalance in the credit cycle. Therefore, these stocks should behave well and, in fact, should exhibit somewhat defensive characteristics in a difficult market.
    Technology, including communications, continues to increase its importance in today's economy, comprising an ever larger percentage of GDP. Segments of the technology sector are forecasted to grow at

                                  PERFORMANCE
    ------------------------------------------------------------------------

                                 Balanced Fund
rates well in excess of the overall economy, and the stocks we own offer strong potential for price appreciation.
    Managed healthcare continues to deal with issues of capacity, consolidation and pricing. As a result, many of these stocks offer compelling valuations. In addition, the continued move toward managed care in the U.S. should provide solid fundamental support for these stocks.
    Industrial companies continue to offer valuations below their historic ranges. While we think that the earnings of these companies will continue to be cyclical, the degree of cyclicality may be materially less than in the past.
    FIXED INCOME. Our fixed income strategy is moderately bullish. We feel that either the economy will slow down to a non-inflationary pace on its own or the Federal Reserve will modestly raise interest rates to force economic growth to a sustainable trend. Long-term, either scenario implies lower interest rates. The fixed income portion of the Balanced Fund reflects this bullish posture. The portfolio is well-diversified among sectors, structures and credits, and the overall quality of the fixed income component is AA.
    In the short term, however, low unemployment and strong job creation may result in heightened fears of wage inflation, with negative implications for stock and bond markets. The market is alert to any signs of an economic rebound in the second half of 1997, and until the economic data confirms the direction of the economy, there will be volatility.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                Jurika & Voyles     Lipper Balanced

                                                                    Balanced Fund          Fund Index
3/9/1992                                                                   10,000              10,000
3/31/1992                                                                   9,940              10,000
4/30/1992                                                                  10,100              10,108
5/31/1992                                                                  10,170              10,239
6/30/1992                                                                  10,162              10,160
7/31/1992                                                                  10,544              10,458
8/31/1992                                                                  10,494              10,361
9/30/1992                                                                  10,720              10,480
10/31/1992                                                                 10,942              10,461
11/30/1992                                                                 11,316              10,721
12/31/1992                                                                 11,547              10,874
1/31/1993                                                                  11,851              11,020
2/28/1993                                                                  11,790              11,156
3/31/1993                                                                  12,118              11,386
4/30/1993                                                                  11,986              11,299
5/31/1993                                                                  12,108              11,497
6/30/1993                                                                  12,333              11,619
7/31/1993                                                                  12,536              11,666
8/31/1993                                                                  12,863              12,018
9/30/1993                                                                  13,060              12,044
10/31/1993                                                                 13,111              12,168
11/30/1993                                                                 13,009              11,973
12/31/1993                                                                 13,512              12,174
1/31/1994                                                                  13,814              12,493
2/28/1994                                                                  13,793              12,247
3/31/1994                                                                  13,330              11,802
4/30/1994                                                                  13,372              11,829
5/31/1994                                                                  13,341              11,920
6/30/1994                                                                  13,216              11,713
7/31/1994                                                                  13,384              11,977
8/31/1994                                                                  13,719              12,277
9/30/1994                                                                  13,544              12,056
10/31/1994                                                                 13,304              12,093
11/30/1994                                                                 12,933              11,811
12/31/1994                                                                 13,216              11,925
1/31/1995                                                                  13,271              12,073
2/28/1995                                                                  13,822              12,419
3/31/1995                                                                  14,142              12,644
4/30/1995                                                                  14,531              12,882
5/31/1995                                                                  15,141              13,294
6/30/1995                                                                  15,573              13,529
7/31/1995                                                                  16,019              13,816
8/31/1995                                                                  16,309              13,923
9/30/1995                                                                  16,480              14,256
10/31/1995                                                                 15,961              14,220
11/30/1995                                                                 16,514              14,862
12/31/1995                                                                 16,574              14,892
1/31/1996                                                                  16,597              15,161
2/29/1996                                                                  16,927              15,169
3/31/1996                                                                  17,050              15,226
4/30/1996                                                                  17,642              15,327
5/31/1996                                                                  17,891              15,512
6/30/1996                                                                  17,529              15,563
7/31/1996                                                                  16,860              15,163
8/31/1996                                                                  17,481              15,403
9/30/1996                                                                  17,967              15,973
10/31/1996                                                                 18,303              16,311
11/30/1996                                                                 19,272              17,071
12/31/1996                                                                 19,140              16,861
1/31/1997                                                                  19,803              17,250
2/28/1997                                                                  20,068              17,414
3/31/1997                                                                  19,636              16,908
4/30/1997                                                                  20,044              17,417
5/31/1997                                                                  20,993              18,129
6/30/1997                                                                  21,581              18,718
                                                                       Annualized            One Year
Total Returns for Period Ending June 30, 1997                     Since Inception        Total Return
Jurika & Voyles Balanced Fund                                              15.58%              23.12%
Lipper Balanced Fund Index                                                 12.68%              20.46%
60% S&P 500/40% Lehman Bros. Gov't/Corp. Bond Index                        14.06%              23.23%

                                                                    60% S&P 500/40% Lehman
                                                                   Bros. Gov't/Corp. Bond Index
3/9/1992                                                                                 10,000
3/31/1992                                                                                 9,994
4/30/1992                                                                                10,205
5/31/1992                                                                                10,299
6/30/1992                                                                                10,268
7/31/1992                                                                                10,601
8/31/1992                                                                                10,513
9/30/1992                                                                                10,644
10/31/1992                                                                               10,611
11/30/1992                                                                               10,811
12/31/1992                                                                               10,949
1/31/1993                                                                                11,089
2/28/1993                                                                                11,250
3/31/1993                                                                                11,410
4/30/1993                                                                                11,281
5/31/1993                                                                                11,453
6/30/1993                                                                                11,545
7/31/1993                                                                                11,528
8/31/1993                                                                                11,863
9/30/1993                                                                                11,828
10/31/1993                                                                               11,988
11/30/1993                                                                               11,893
12/31/1993                                                                               12,001
1/31/1994                                                                                12,299
2/28/1994                                                                                12,027
3/31/1994                                                                                11,633
4/30/1994                                                                                11,690
5/31/1994                                                                                11,809
6/30/1994                                                                                11,635
7/31/1994                                                                                11,931
8/31/1994                                                                                12,240
9/30/1994                                                                                12,016
10/31/1994                                                                               12,177
11/30/1994                                                                               11,889
12/31/1994                                                                               12,012
1/31/1995                                                                                12,279
2/28/1995                                                                                12,668
3/31/1995                                                                                12,922
4/30/1995                                                                                13,213
5/31/1995                                                                                13,690
6/30/1995                                                                                13,917
7/31/1995                                                                                14,195
8/31/1995                                                                                14,268
9/30/1995                                                                                14,670
10/31/1995                                                                               14,704
11/30/1995                                                                               15,168
12/31/1995                                                                               15,407
1/31/1996                                                                                15,775
2/29/1996                                                                                15,789
3/31/1996                                                                                15,848
4/30/1996                                                                                15,965
5/31/1996                                                                                16,206
6/30/1996                                                                                16,312
7/31/1996                                                                                15,898
8/31/1996                                                                                16,105
9/30/1996                                                                                16,738
10/31/1996                                                                               17,834
11/30/1996                                                                               18,002
12/31/1996                                                                               17,742
1/31/1997                                                                                18,435
2/28/1997                                                                                18,536
3/31/1997                                                                                18,027
4/30/1997                                                                                18,757
5/31/1997                                                                                19,505
6/30/1997                                                                                20,102
Total Returns for Period Ending June 30, 1997
Jurika & Voyles Balanced Fund
Lipper Balanced Fund Index
60% S&P 500/40% Lehman Bros. Gov't/Corp. Bond Index

    This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in Jurika & Voyles Balanced Fund with a similar investment in a model index consisting of 60% Standard & Poor's ("S&P") 500 Index and 40% Lehman Brothers Government/Corporate Bond Index, and Lipper Balanced Fund Index from the inception of the Fund on March 9, 1992 to the end of the Fund's fiscal period on June 30, 1997. For purposes of the graph and the Fund's Annualized Total Return Since Inception and the One Year Total Return, it has been assumed that all recurring fees (including management fees) were deducted and all distributions were reinvested.
    Total returns of the Fund reflect the fact that all fees and expenses, in excess of certain expense limits specified in the investment management agreement, have been assumed by Jurika & Voyles, L.P.
    The S&P 500 Index is an unmanaged index containing 500 industrial, transportation, utility and financial companies regarded as generally representative of the U.S. stock market.
    The Lehman Brothers Government/Corporate Bond Index is an unmanaged market-weighted index consisting of all public obligations of the U.S. Government, its agencies and instrumentalities and all corporate issuers of fixed rate, non-convertible, investment grade U.S. dollar denominated bonds having maturities of greater than one year. It is generally regarded as representative of the market for domestic bonds.
    Lipper Balanced Fund Index is an unmanaged, net asset value weighted index of 30 largest balanced mutual funds. Lehman Brothers Government/Corporate Bond Index is an unmanaged market-weighted index consisting of all public obligations of the U.S. Government, its agencies and instrumentalities and all corporate issuers of fixed rate, non-convertible, investment grade U.S. dollar denominated bonds having maturities of greater than one year. It is generally regarded as representative of the market for domestic bonds.
    Each index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. All results are historical. Past performance is no guarantee of future results.

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997
--------------------------------------------------------------------------------

                                 Mini-Cap Fund

                                                          Number of
                      Description                           Shares        Value
--------------------------------------------------------  ----------  -------------
COMMON STOCKS -- 94.19%
BASIC INDUSTRIES
Building Materials -- 2.07%
  Apogee Enterprises, Inc. .............................     30,000   $     645,000
  Elcor Chemical Corp. .................................     18,900         526,838
 *NCI Building Systems, Inc. ...........................     42,500       1,375,937
                                                                      -------------
                                                                          2,547,775
                                                                      -------------
Chemicals -- 1.08%
  OM Group, Inc. .......................................     40,000       1,325,000
                                                                      -------------
Iron/Steel -- 2.21%
 *Maverick Tube Corp. ..................................     30,000       1,125,000
 *Northwest Pipe Co. ...................................     42,500         780,938
 *RMI Titanium Co. .....................................     30,000         817,500
                                                                      -------------
                                                                          2,723,438
                                                                      -------------
Paper & Pulp -- 0.49%
  Oregon Steel Mills, Inc. .............................     30,000         598,125
                                                                      -------------
  TOTAL BASIC INDUSTRIES................................                  7,194,338
                                                                      -------------
COMMUNICATIONS
Communication Equipment -- 2.27%
 *Applied Voice Technology Inc. ........................     20,000         370,000
  ECI Telecom, Ltd. ....................................     30,000         892,500
 *Electromagnetic Sciences, Inc. .......................     30,000         525,000
 *Ods Networks, Inc. ...................................     30,000         356,250
 *Periphonics Corp. ....................................     30,000         645,000
                                                                      -------------
                                                                          2,788,750
                                                                      -------------
CONSUMER CYCLICALS
Automobile Parts -- 0.68%
 *Dura Automotive Systems, Inc. ........................     30,000         840,000
                                                                      -------------
Homebuilding -- 0.86%
  Kaufman & Broad Home Corp. ...........................     60,000       1,053,750
                                                                      -------------

                                                          Number of
                      Description                           Shares        Value
--------------------------------------------------------  ----------  -------------
Retail: Apparel -- 4.37%
 *Brylane, Inc. ........................................     30,000   $   1,156,875
 *Gymboree Corp. .......................................     50,000       1,200,000
 *Nautica Enterprises, Inc. ............................     20,000         528,750
 *Paul Harris Stores, Inc. .............................     35,000         586,250
 *Quiksilver, Inc. .....................................     40,000       1,280,000
 *Wet Seal, Inc. .......................................     20,000         631,250
                                                                      -------------
                                                                          5,383,125
                                                                      -------------
Retail: Department Stores -- 0.71%
 *Proffitts, Inc. ......................................     20,000         877,500
                                                                      -------------
Retail: Food -- 0.64%
 *Showbiz Pizza Time, Inc. .............................     30,000         791,250
                                                                      -------------
Retail: Specialty -- 8.00%
 *Cannondale Corp. .....................................     40,000         710,000
 *Carson Pirie Scott & Co. .............................     50,000       1,587,500
 *Central Garden & Pet Co. .............................     40,000       1,000,000
 *Cost Plus, Inc. ......................................     40,000       1,050,000
 *General Nutrition Companies, Inc. ....................     40,000       1,120,000
 *Linens-N-Things, Inc. ................................     20,000         592,500
 *Michaels Stores, Inc. ................................     80,000       1,695,000
 *Petsmart, Inc. .......................................     50,000         575,000
 *Tuesday Morning Corp. ................................     75,000       1,509,375
                                                                      -------------
                                                                          9,839,375
                                                                      -------------
Shoes -- 1.22%
  Brown Group, Inc. ....................................     40,000         747,500
 *Vans, Inc. ...........................................     50,000         756,250
                                                                      -------------
                                                                          1,503,750
                                                                      -------------
Textiles -- 1.88%
 *Pluma, Inc. ..........................................    110,000       1,691,250
 *Tarrant Apparel Group ................................     40,000         625,000
                                                                      -------------
                                                                          2,316,250
                                                                      -------------
Toys -- 0.31%
 *Galoob Toys, Inc. ....................................     20,000         377,500
                                                                      -------------
  TOTAL CONSUMER CYCLICALS..............................                 22,982,500
                                                                      -------------
CONSUMER SERVICES
Hotel/Motel -- 0.44%
 *Silver Leaf Resorts ..................................     35,000         538,125
                                                                      -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997
--------------------------------------------------------------------------------

                                 Mini-Cap Fund

                                                          Number of
                      Description                           Shares        Value
--------------------------------------------------------  ----------  -------------
Leisure -- 2.62%
 *Steiner Leisure, Limited .............................     45,000   $   1,254,375
 *Family Golf Centers, Inc. ............................     30,000         690,000
 *North Face, Inc. .....................................     70,000       1,277,500
                                                                      -------------
                                                                          3,221,875
                                                                      -------------
Restaurants -- 2.88%
 *Benihana, Inc. .......................................     13,000         117,000
  CKE Restaurants, Inc. ................................     40,000       1,265,000
 *Foodmaker, Inc. ......................................     80,000       1,310,000
 *O'Charleys, Inc. .....................................     50,000         850,000
                                                                      -------------
                                                                          3,542,000
                                                                      -------------
  TOTAL CONSUMER SERVICES...............................                  7,302,000
                                                                      -------------
CONSUMER STAPLES
Cosmetics -- 0.84%
 *Helen of Troy, Ltd. ..................................     40,200       1,030,125
                                                                      -------------
Food -- 0.77%
  Weider Nutrition International, Inc. .................     60,000         952,500
                                                                      -------------
Household Products -- 1.06%
  Windmere Durable Holdings, Inc. ......................     80,000       1,310,000
                                                                      -------------
  TOTAL CONSUMER STAPLES................................                  3,292,625
                                                                      -------------
ENERGY
Integrated Oil: Domestic -- 5.01%
 *Barrett Resources Corp. ..............................     30,000         898,125
 *Comstock Resources, Inc. .............................    100,000       1,043,750
  Devon Energy Corp. ...................................     30,000       1,102,500
  Monterey Resources, Inc. .............................     40,000         595,000
  Snyder Oil Corp. .....................................     50,000         918,750
  Vastar Resources, Inc. ...............................     30,000       1,051,875
  Wiser Oil Co. ........................................     30,000         553,125
                                                                      -------------
                                                                          6,163,125
                                                                      -------------
                                                          Number of
                      Description                           Shares        Value
--------------------------------------------------------  ----------  -------------
Oil & Gas Services -- 12.00%
 *Benton Oil & Gas Co. .................................     90,000   $   1,350,000
 *Dreco Energy Services, Inc. ..........................     24,000       1,260,000
 *Hanover Compressor Co. ...............................     30,000         585,000
 *HVIDE Marine, Inc. ...................................     32,000         708,000
 *Key Energy Group, Inc. ...............................     95,600       1,702,875
 *Lone Star Technologies, Inc. .........................     40,000       1,145,000
 *Nabors Industries, Inc. ..............................     20,000         500,000
 *Offshore Logistics, Inc. .............................     40,000         755,000
 *Pride Petroleum Services, Inc. .......................     25,000         600,000
 *Simon Transnational Services, Inc. ...................     81,300       1,615,837
 *Swift Energy Co. .....................................     40,000         955,000
 *Tuboscope Vetco International Corp. ..................     37,000         735,375
 *UTI Energy Corp. .....................................     20,000         917,500
 *Varco International Inc. .............................     60,000       1,935,000
                                                                      -------------
                                                                         14,764,587
                                                                      -------------
Integrated Oil: International -- 2.06%
 *Patterson Energy, Inc. ...............................     30,000       1,361,250
 *Santa Fe Energy Resources, Inc. ......................     80,000       1,175,000
                                                                      -------------
                                                                          2,536,250
                                                                      -------------
  TOTAL ENERGY..........................................                 23,463,962
                                                                      -------------
FINANCIAL
Investment Bank/Broker -- 1.67%
  Beverly Bancorporation, Inc. .........................     52,500       1,010,625
  MAF Bancorp, Inc. ....................................     25,000       1,046,875
                                                                      -------------
                                                                          2,057,500
                                                                      -------------
Miscellaneous Finance -- 2.25%
 *Barra, Inc. ..........................................     40,000       1,320,000
  Legg Mason, Inc. .....................................     27,000       1,452,937
                                                                      -------------
                                                                          2,772,937
                                                                      -------------
  TOTAL FINANCIAL.......................................                  4,830,437
                                                                      -------------
HEALTHCARE PRODUCTS
Drugs -- 0.57%
 *Amrion, Inc. .........................................     25,000         700,000
                                                                      -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997
--------------------------------------------------------------------------------

                                 Mini-Cap Fund

                                                          Number of
                      Description                           Shares        Value
--------------------------------------------------------  ----------  -------------
Medical Products -- 0.48%
  Mentor Corp. .........................................     20,000   $     592,500
                                                                      -------------
  TOTAL HEALTHCARE PRODUCTS.............................                  1,292,500
                                                                      -------------
HEALTHCARE SERVICES
HMO'S -- 0.80%
 *FPA Medical Management, Inc. .........................     20,000         473,750
 *Promedco Management, Co. .............................     60,000         510,000
                                                                      -------------
                                                                            983,750
                                                                      -------------
Hospitals/Long Term Care -- 1.53%
 *Assisted Living Concepts, Inc. .......................     40,000       1,105,000
 *Mid Atlantic Medical Services, Inc. ..................     50,000         778,125
                                                                      -------------
                                                                          1,883,125
                                                                      -------------
  TOTAL HEALTHCARE SERVICES.............................                  2,866,875
                                                                      -------------
INDUSTRIAL PRODUCTS
Electronics Equipment -- 2.41%
 *General Cable Corp. ..................................     65,000       1,665,625
  Robbins & Myers, Inc. ................................     40,000       1,300,000
                                                                      -------------
                                                                          2,965,625
                                                                      -------------
Electronics Instruments -- 0.60%
 *General Scanning, Inc. ...............................     50,000         737,500
                                                                      -------------
Machinery -- 5.86%
  Alamo Group, Inc. ....................................     71,700       1,492,256
 *Gardner Denver Machinery, Inc. .......................     48,500       1,442,875
 *Gradall Industries, Inc. .............................     23,000         368,000
 *Hirsch International Group ...........................     35,000         778,750
 *Lancer Corp. .........................................     43,700       1,081,575
 *Omniquip International, Inc. .........................     50,000       1,156,250
 *RDO Equipment Co. ....................................     40,000         895,000
                                                                      -------------
                                                                          7,214,706
                                                                      -------------
                                                          Number of
                      Description                           Shares        Value
--------------------------------------------------------  ----------  -------------

Manufacturing - Diversified -- 2.74%
  Greenfield Industries, Inc. ..........................     35,000   $     945,000
 *Halter Marine Group, Inc. ............................     40,000         960,000
  Katy Industries, Inc. ................................     37,000         550,375
 *Smith International, Inc. ............................     15,000         911,250
                                                                      -------------
                                                                          3,366,625
                                                                      -------------
Office Equipment -- 0.97%
 *Knoll, Inc. ..........................................     50,000       1,187,500
                                                                      -------------
  TOTAL INDUSTRIAL PRODUCTS.............................                 15,471,956
                                                                      -------------
INDUSTRIAL SERVICES
Construction -- 1.30%
  Granite Construction, Inc. ...........................     35,000         691,250
 *Willbros Group, Inc. .................................     57,100         906,463
                                                                      -------------
                                                                          1,597,713
                                                                      -------------
Distribution -- 1.35%
 *Pameco Corp. .........................................     40,000         710,000
 *Viking Office Products, Inc. .........................     50,000         950,000
                                                                      -------------
                                                                          1,660,000
                                                                      -------------
Special Services -- 3.47%
 *Barrett Business Services, Inc. ......................     50,000         681,250
 *Budget Group, Inc. ...................................     32,000       1,104,000
 *May & Speh, Inc. .....................................     50,000         675,000
 *RWD Technologies, Inc. ...............................     60,000       1,035,000
 *SOS Staffing Services, Inc. ..........................     50,000         775,000
                                                                      -------------
                                                                          4,270,250
                                                                      -------------
  TOTAL INDUSTRIAL SERVICES.............................                  7,527,963
                                                                      -------------
INSURANCE
Property/Casualty Insurance -- 0.48%
  Reliance Group Holdings, Inc. ........................     50,000         593,750
                                                                      -------------
REAL ESTATE INVESTMENT TRUSTS -- 1.07%
  Glenborough Realty Trust, Inc. .......................     30,000         757,500
  Golf Trust America, Inc. .............................     20,000         556,250
                                                                      -------------
                                                                          1,313,750
                                                                      -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997
--------------------------------------------------------------------------------

                                 Mini-Cap Fund

                                                          Number of
                      Description                           Shares        Value
--------------------------------------------------------  ----------  -------------
TECHNOLOGY
Hardware -- 1.63%
 *FEI Co. ..............................................     50,000   $     787,500
 *Southern Electronics Corp. ...........................     40,000         515,000
 *Vanstar Corp. ........................................     50,000         706,250
                                                                      -------------
                                                                          2,008,750
                                                                      -------------
Semiconductors -- 4.59%
 *Burr Brown Corp. .....................................     45,000       1,552,500
 *Kulicke & Soffa Industries, Inc. .....................     20,000         649,375
 *PMC Sierra, Inc. .....................................     50,000       1,312,500
 *VLSI Technology, Inc. ................................     40,000         945,000
  Wyle Electronics .....................................     30,000       1,185,000
                                                                      -------------
                                                                          5,644,375
                                                                      -------------
Software -- 2.73%
 *Broderbund Software, Inc. ............................     40,000         987,500
 *Citrix Systems, Inc. .................................     45,000       1,974,375
 *E Trade Group, Inc. ..................................     20,000         392,500
                                                                      -------------
                                                                          3,354,375
                                                                      -------------
Miscellaneous Finance -- 0.76%
 *Zytec Corp. ..........................................     50,000         937,500
                                                                      -------------
  TOTAL TECHNOLOGY......................................                 11,945,000
                                                                      -------------
TRANSPORTATION
Airlines -- 0.55%
 *Trans World Airlines, Inc. ...........................     80,000         675,000
                                                                      -------------
Miscellaneous Transportation -- 1.91%
 *Airnet Systems, Inc. .................................     70,000       1,146,250
 *Eagle USA Airfreight, Inc. ...........................     20,000         542,500
 *Greyhound Lines, Inc. ................................    150,000         665,625
                                                                      -------------
                                                                          2,354,375
                                                                      -------------
  TOTAL TRANSPORTATION..................................                  3,029,375
                                                                      -------------
  TOTAL COMMON STOCKS
   (Cost $96,818,222)...............................................  $ 115,895,781
                                                                      -------------

                      Description                         Par Value       Value
--------------------------------------------------------  ----------  -------------
U.S. TREASURY OBLIGATIONS -- 0.81%
U.S. Treasury Bills
  4.780%, 07/17/97
   (Cost $997,816)......................................  $1,000,000  $     997,816
                                                                      -------------
COMMERCIAL PAPER -- 1.54%
  Northern Rock
   Building Society
    5.570%, 07/14/97....................................  1,000,000         997,989
  Western Medical Services
    5.570%, 07/07/97....................................    900,000         899,164
                                                                      -------------
  TOTAL COMMERCIAL PAPER (Cost $1,897,153)..........................
                                                                      $   1,897,153
                                                                      -------------
REPURCHASE AGREEMENT -- 3.99%
  State Street Bank & Trust Co. $4,914,000 at 4.00%
   (Agreement dated June 30, 1997; to be repurchased at
   $4,914,546 on 07/01/97; collateralized by $4,965,000
   U.S. Treasury Notes due 05/15/98) (Value $5,014,650)
   (Cost $4,914,000)....................................  4,914,000       4,914,000
                                                                      -------------
TOTAL INVESTMENTS -- 100.53%
 (Cost $104,627,191)................................................  $ 123,704,750
                                                                      -------------
Liabilities in Excess of Cash and Other Assets -- (0.53%)...........
                                                                           (652,202)
                                                                      -------------
NET ASSETS -- 100.00%...............................................  $ 123,052,548
                                                                      -------------
                                                                      -------------

------------------------------
* INDICATES NON-INCOME PRODUCING SECURITY.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

                              Value + Growth Fund

                                   Number of
          Description               Shares        Value
--------------------------------  -----------  ------------
COMMON STOCKS -- 90.11%
BASIC INDUSTRIES
Aluminum -- 1.01%
  Reynolds Metals Co. ..........       3,400   $    242,250
                                               ------------
Building Materials -- 1.09%
 *ABT Building Products Corp. ..      10,000        262,500
                                               ------------
Chemicals -- 2.34%
  Morton International, Inc. ...      10,300        310,931
  OM Group, Inc. ...............       7,600        251,750
                                               ------------
                                                    562,681
                                               ------------
Iron/Steel -- 0.97%
 *Ucar International, Inc. .....       5,100        233,325
                                               ------------
Paper & Pulp -- 1.07%
 *Asia Pulp & Paper Ltd. .......      17,000        257,125
                                               ------------
  TOTAL BASIC INDUSTRIES........                  1,557,881
                                               ------------
COMMUNICATIONS
Communications Equipment -- 5.05%
  ECI Telecom, Limited .........      22,000        654,500
 *Octel Communications .........      23,800        557,813
                                               ------------
                                                  1,212,313
                                               ------------
CONSUMER CYCLICALS
Retail: Food -- 1.50%
  American Stores Co. ..........       7,300        360,438
                                               ------------
Toys -- 1.14%
  Mattel, Inc. .................       8,100        274,388
                                               ------------
  TOTAL CONSUMER CYCLICALS......                    634,826
                                               ------------
CONSUMER SERVICES
Financial Misc. -- 2.29%
 *Sabre Group Holdings .........      11,000        298,375
  Brunswick Corp. ..............       8,000        250,000
                                               ------------
                                                    548,375
                                               ------------
Publishing -- 2.62%
  American Greetings Corp. .....      10,900        404,663
  McGraw Hill Companies, Inc. ..       3,800        223,488
                                               ------------
                                                    628,151
                                               ------------
Textiles -- 0.97%
 *Gtech Holdings Corp. .........       7,200        232,200
                                               ------------
  TOTAL CONSUMER
   SERVICES.....................                  1,408,726
                                               ------------
CONSUMER STAPLES
Food -- 1.01%
  Hormel Foods Corp. ...........       9,000        241,875
                                               ------------

                                   Number of
          Description               Shares        Value
--------------------------------  -----------  ------------
ENERGY
Natural Gas -- 1.33%
  K N Energy, Inc. .............       7,600   $    320,150
                                               ------------
Oil & Gas Services -- 3.63%
 *Santa Fe International,
   Inc. ........................       7,200        244,800
  Union Tex Petroleum Holdings,
   Inc. ........................      13,400        280,562
 *Weatherford Enterra, Inc. ....       9,000        346,500
                                               ------------
                                                    871,862
                                               ------------
Oil: Integrated Domestic -- 1.46%
  Vastar Resources, Inc. .......      10,000        350,625
                                               ------------
  TOTAL ENERGY..................                  1,542,637
                                               ------------
FINANCIAL
Banks -- 4.96%
  Chase Manhattan Corp. ........       5,800        562,962
  Citicorp .....................       5,200        626,925
                                               ------------
                                                  1,189,887
                                               ------------
Savings & Loans -- 3.98%
  Roosevelt Financial Group,
   Inc. ........................      15,000        332,812
  Washington Mutual, Inc. ......      10,400        621,400
                                               ------------
                                                    954,212
                                               ------------
  TOTAL FINANCIAL...............                  2,144,099
                                               ------------
HEALTHCARE PRODUCTS
Drugs -- 2.05%
  Abbott Labs ..................       3,800        253,650
 *Biogen, Inc. .................       7,000        237,125
                                               ------------
                                                    490,775
                                               ------------
Retail: Food -- 1.58%
  Pep Boys Manny Moe & Jack ....      11,100        378,094
                                               ------------
  TOTAL HEALTHCARE PRODUCTS.....                    868,869
                                               ------------
HEALTHCARE SERVICES
HMOs -- 3.15%
 *Medpartners, Inc. ............      26,080        563,980
 *Pacificare Health Systems ....       3,000        191,625
                                               ------------
                                                    755,605
                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

                              Value + Growth Fund

                                   Number of
          Description               Shares        Value
--------------------------------  -----------  ------------
Hospitals/Long-Term Care -- 5.75%
 *Apria Healthcare Group
   Inc. ........................      10,700   $    189,925
  Columbia/HCA Healthcare
   Corp. .......................      12,500        491,406
 *Foundation Health Systems,
   Inc. ........................      11,700        354,656
 *Tenet HealthCare Corp. .......      11,600        342,925
                                               ------------
                                                  1,378,912
                                               ------------
  TOTAL HEALTHCARE SERVICES.....                  2,134,517
                                               ------------
INDUSTRIAL PRODUCTS
Aerospace/Defense -- 3.49%
  Lockheed Martin Corp. ........       4,700        486,744
  Northrop Grumman Corp. .......       4,000        351,250
                                               ------------
                                                    837,994
                                               ------------
Equipment -- 3.15%
 *3Com Corp. ...................      16,800        756,000
                                               ------------
Machinery -- 4.21%
  Case Corp. ...................       8,600        592,325
  Deere & Co. ..................       7,600        417,050
                                               ------------
                                                  1,009,375
                                               ------------
Manufacturing -- 3.48%
  Eaton Corp. ..................       4,000        349,250
  Greenfield Industries,
   Inc. ........................      18,000        486,000
                                               ------------
                                                    835,250
                                               ------------
Office Equipment -- 2.86%
  Xerox Corp. ..................       8,700        686,212
                                               ------------
  TOTAL INDUSTRIAL PRODUCTS.....                  4,124,831
                                               ------------
                                   Number of
          Description               Shares        Value
--------------------------------  -----------  ------------

INDUSTRIAL SERVICES
Construction -- 1.36%
  Fluor Corp. ..................       5,900   $    325,606
                                               ------------
INSURANCE
Life & Annuity Insurance -- 4.93%
  AETNA Life & Casualty Co. ....       7,400        757,575
 *Hartford Life, Inc. ..........       4,900        183,750
  Protective Life Corp. ........       4,800        241,200
                                               ------------
                                                  1,182,525
                                               ------------
Multi-line Insurance -- 1.55%
  Cigna Corp. ..................       2,100        372,750
                                               ------------
Property/Casualty Insurance -- 2.52%
  IPC Holdings Limited .........       8,900        240,300
  Amerin Corp. .................      15,000        363,750
                                               ------------
                                                    604,050
                                               ------------
  TOTAL INSURANCE...............                  2,159,325
                                               ------------
TECHNOLOGY
Hardware -- 4.38%
 *EMC Corp. ....................      15,000        585,000
 *Zebra Technologies Corp. .....       8,200        228,575
  Wallace Computer Services,
   Inc. ........................       7,900        237,494
                                               ------------
                                                  1,051,069
                                               ------------
Semiconductors -- 2.91%
  Dallas Semiconductor Corp. ...       6,400        251,200
 *LSI Logic Corp. ..............      10,700        342,400
 *MEMC Electronic Materials,
   Inc. ........................       3,200        104,800
                                               ------------
                                                    698,400
                                               ------------
Software -- 3.59%
  Adobe Systems, Inc. ..........       7,400        259,462
  Computer Associates
   International, Inc. .........      10,800        601,425
                                               ------------
                                                    860,887
                                               ------------
  TOTAL TECHNOLOGY..............                  2,610,356
                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997

--------------------------------------------------------------------------------

                              Value + Growth Fund

                                   Number of
          Description               Shares        Value
--------------------------------  -----------  ------------
TRANSPORTATION
Railroads -- 1.08%
  Illinois Central Corp. .......       7,400   $    258,538
                                               ------------
UTILITIES
Utility Service Providers -- 1.65%
 *AES Corp. ....................       5,600        396,200
                                               ------------
  TOTAL COMMON STOCKS
   (Cost $17,643,854)........................  $ 21,620,599
                                               ------------

          Description              Par Value      Value
--------------------------------  -----------  ------------
REPURCHASE AGREEMENT -- 7.46%
  State Street Bank & Trust Co.
   $1,791,000 at 4.00%
   (Agreement dated June 30,
   1997; to be repurchased at
   $1,791,199 on 07/01/97;
   collateralized by $1,810,000
   U.S. Treasury Notes due
   5/15/98) (Value $1,828,100)
   (Cost $1,791,000)............   $1,791,000  $  1,791,000
                                               ------------
  TOTAL INVESTMENTS -- 97.57%
   (Cost $19,434,854)........................    23,411,599
                                               ------------
Cash and Other Assets, Net of Liabilities --
 2.43%.......................................       582,248
                                               ------------
NET ASSETS -- 100.00%........................  $ 23,993,847
                                               ------------
                                               ------------

------------------------------
* INDICATES NON-INCOME PRODUCING SECURITY.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997
--------------------------------------------------------------------------------

                                 Balanced Fund

                      Description                          Par Value      Value
--------------------------------------------------------  -----------  -----------
CORPORATE BONDS -- 14.09%
Communications -- 2.71%
  MCI Communications Corp.
   7.125%, 06/15/27.....................................  $   750,000  $   772,043
  World Communications, Inc.
   7.550%, 04/01/04.....................................      925,000      942,890
                                                                       -----------
                                                                         1,714,933
                                                                       -----------
Entertainment -- 4.85%
  Salomon Inc.
   5.277%, 04/05/99.....................................    1,000,000    1,000,000
  Time Warner, Inc.
   6.850%, 01/15/26.....................................    1,000,000      993,620
  Viacom International, Inc.
   10.250%, 09/15/01....................................    1,000,000    1,081,250
                                                                       -----------
                                                                         3,074,870
                                                                       -----------
Financial Services -- 1.36%
  Paine Webber Group, Inc.
   9.250%, 12/15/01.....................................      800,000      864,280
                                                                       -----------
Industrial -- 1.53%
  Michaels Stores, Inc. (Convertible Bond)
   6.750%, 01/15/03.....................................      500,000      462,500
  Safeway Inc.
   9.650%, 01/15/04.....................................      450,000      510,188
                                                                       -----------
                                                                           972,688
                                                                       -----------
Natural Resources -- 0.83%
  Indah Kiat International Finance Co.
   11.375%, 06/15/99....................................      500,000      525,625
                                                                       -----------
Oil & Gas Services -- 1.61%
  Gulf CDA Resources, Ltd.
   9.000%, 08/15/99.....................................      500,000      523,750
  Gulf CDA Resources, Ltd.
   8.250%, 03/15/17.....................................      500,000      497,500
                                                                       -----------
                                                                         1,021,250
                                                                       -----------
Retail: Food -- 1.19%
  Coca Cola Enterprises, Inc.
   6.700%, 10/15/36.....................................      750,000      752,175
                                                                       -----------
Utilities -- 0.01%
  Arkansas Power & Light Co.
   10.000%, 02/01/20....................................        4,000        4,291
                                                                       -----------

                      Description                          Par Value      Value
--------------------------------------------------------  -----------  -----------
  TOTAL CORPORATE BONDS
   (Cost $8,870,494)....................................               $ 8,930,112
                                                                       -----------

                                                           Number of
                                                            Shares
                                                          -----------
COMMON STOCKS -- 49.73%
BASIC INDUSTRIES
Aluminum -- 1.03%
  Reynolds Metals Co. ..................................        9,100      648,375
                                                                       -----------
Chemicals -- 1.59%
  OM Group, Inc. .......................................       11,600      384,250
  Morton International, Inc. ...........................       20,400      615,825
                                                                       -----------
                                                                         1,000,075
                                                                       -----------
Forest Products -- 1.04%
 *Asia Pulp & Paper, Ltd. ..............................       43,100      651,887
                                                                       -----------
Iron/Steel -- 1.08%
  Quanex Corp. .........................................       10,000      306,875
 *Ucar International, Inc. .............................        8,100      370,575
                                                                       -----------
                                                                           677,450
                                                                       -----------
  TOTAL BASIC INDUSTRIES................................                 2,977,787
                                                                       -----------
COMMUNICATIONS
Telecommunications Equipment -- 2.32%
  ECI Telecom, Ltd. ....................................       35,100    1,044,225
 *Octel Communications .................................       18,300      428,906
                                                                       -----------
                                                                         1,473,131
                                                                       -----------
CONSUMER CYCLICALS
Retail -- 0.66%
  Dayton Hudson Corp. ..................................        7,900      420,181
                                                                       -----------
Retail: Food -- 1.31%
  American Stores Co. ..................................        9,500      469,063
  Hannaford Brothers Co. ...............................       10,200      362,738
                                                                       -----------
                                                                           831,801
                                                                       -----------
Toys -- 0.66%
  Mattel, Inc. .........................................       12,400      420,050
                                                                       -----------
  TOTAL CONSUMER CYCLICALS..............................                 1,672,032
                                                                       -----------
CONSUMER SERVICES
Leisure -- 0.56%
  Brunswick Corp. ......................................       11,400      356,250
                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997
--------------------------------------------------------------------------------

                                 Balanced Fund

                                                           Number of
                      Description                           Shares        Value
--------------------------------------------------------  -----------  -----------
Publishing -- 1.56%
  American Greetings Corp. .............................       17,100  $   634,837
  McGraw Hill Companies, Inc. ..........................        6,000      352,875
                                                                       -----------
                                                                           987,712
                                                                       -----------
Textiles -- 0.53%
 *Gtech Holdings Corp. .................................       10,400      335,400
                                                                       -----------
  TOTAL CONSUMER SERVICES...............................                 1,679,362
                                                                       -----------
ENERGY
Integrated Oil -- 0.38%
  Vastar Resources, Inc. ...............................        6,800      238,425
                                                                       -----------
Natural Gas -- 0.63%
  K.N. Energy, Inc. ....................................        9,500      400,188
                                                                       -----------
Oil and Gas Services -- 3.05%
  Santa Fe International Corp. .........................       11,200      380,800
  Ultramar Diamond Shamrock ............................       14,300      466,537
  Union Tex Petroleum Holdings, Inc. ...................       21,400      448,062
 *Weatherford Enterra, Inc. ............................       16,650      641,025
                                                                       -----------
                                                                         1,936,424
                                                                       -----------
  TOTAL ENERGY..........................................                 2,575,037
                                                                       -----------
FINANCIAL
Banks -- 2.29%
  Chase Manhattan Corp. ................................        8,900      863,856
  Citicorp .............................................        4,900      590,756
                                                                       -----------
                                                                         1,454,612
                                                                       -----------
Savings & Loan -- 2.89%
  Bank UTD Corp. .......................................        9,700      368,600
  Roosevelt Financial Group, Inc. ......................       25,300      561,344
  Washington Mutual, Inc. ..............................       15,100      902,225
                                                                       -----------
                                                                         1,832,169
                                                                       -----------
  TOTAL FINANCIAL.......................................                 3,286,781
                                                                       -----------
HEALTHCARE PRODUCTS
Drugs -- 1.53%
  Abbott Labs ..........................................        9,400      627,450
 *Biogen, Inc. .........................................       10,100      342,137
                                                                       -----------
                                                                           969,587
                                                                       -----------
                                                           Number of
                      Description                           Shares        Value
--------------------------------------------------------  -----------  -----------
Real Estate Investment Trusts -- 0.83%
 *Pacificare Health Systems ............................        8,700      526,894
                                                                       -----------
Retail -- 0.85%
  Pep Boys Manny Moe & Jack ............................       15,800  $   538,188
                                                                       -----------
  TOTAL HEALTHCARE PRODUCTS.............................                 2,034,669
                                                                       -----------
HEALTHCARE SERVICES
HMOs -- 1.49%
 *Medpartners, Inc. ....................................       43,700      945,012
                                                                       -----------
Hospitals/Long-Term Care -- 2.77%
 *Apria HealthCare Group, Inc. .........................       11,000      195,250
  Columbia/HCA HealthCare Corp. ........................       17,900      703,694
 *Foundation Health Systems, Inc. ......................       12,380      375,269
 *Tenet HealthCare Corp. ...............................       16,300      481,869
                                                                       -----------
                                                                         1,756,082
                                                                       -----------
  TOTAL HEALTHCARE SERVICES.............................                 2,701,094
                                                                       -----------
INDUSTRIAL PRODUCTS
Aerospace/Defense -- 1.89%
  Lockheed Martin Corp. ................................        8,700      900,994
  Northrop Grumman Corp. ...............................        3,400      298,563
                                                                       -----------
                                                                         1,199,557
                                                                       -----------
Electronics: Equipment -- 1.63%
 *3Com Corp. ...........................................       22,975    1,033,875
                                                                       -----------
Machinery -- 1.94%
  Case Corp. ...........................................       12,400      854,050
  Deere & Co. ..........................................        6,800      373,150
                                                                       -----------
                                                                         1,227,200
                                                                       -----------
Manufacturing: Diversified -- 1.54%
  Eaton Corp. ..........................................        3,700      323,056
  Greenfield Industries, Inc. ..........................        9,800      264,600
  Parker Hannifin Corp. ................................        6,400      388,400
                                                                       -----------
                                                                           976,056
                                                                       -----------
Office Equipment -- 1.93%
  Xerox Corp. ..........................................       15,500    1,222,562
                                                                       -----------
  TOTAL INDUSTRIAL PRODUCTS.............................                 5,659,250
                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997
--------------------------------------------------------------------------------

                                 Balanced Fund

                                                           Number of
                      Description                           Shares        Value
--------------------------------------------------------  -----------  -----------
INDUSTRIAL SERVICES
Construction -- 0.79%
  Fluor Corp. ..........................................        9,100  $   502,206
                                                                       -----------
INSURANCE
Life & Annuity Insurance -- 3.05%
  AETNA Life & Casualty Co. ............................        7,900      808,763
 *Hartford Life Inc. ...................................        7,100      266,250
  Protective Life Corp. ................................        7,700      386,925
  Reliastar Financial Corp. ............................        6,500      475,312
                                                                       -----------
                                                                         1,937,250
                                                                       -----------
Property/Casualty Insurance -- 1.10%
  IPC Holdings, Ltd ....................................       12,900      348,300
  Vesta Insurance Group, Inc. ..........................        8,150      352,488
                                                                       -----------
                                                                           700,788
                                                                       -----------
  TOTAL INSURANCE.......................................                 2,638,038
                                                                       -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.33%
  Security Cap Industrial Trust ........................        9,800      210,700
                                                                       -----------
TECHNOLOGY
Hardware -- 1.55%
 *EMC Corp. ............................................       17,400      678,600
  Wallace Computer Services, Inc. ......................       10,200      306,637
                                                                       -----------
                                                                           985,237
                                                                       -----------
                                                           Number of
                      Description                           Shares        Value
--------------------------------------------------------  -----------  -----------
Semiconductors -- 1.20%
 *LSI Logic Corp. ......................................       16,700  $   534,400
 *MEMC Electronic Materials, Inc. ......................        6,900      225,975
                                                                       -----------
                                                                           760,375
                                                                       -----------
Software -- 1.76%
  Adobe Systems, Inc. ..................................        8,700      305,044
  Computer Associates International, Inc. ..............       14,600      813,037
                                                                       -----------
                                                                         1,118,081
                                                                       -----------
  TOTAL TECHNOLOGY......................................                 2,863,693
                                                                       -----------
TRANSPORTATION
Railroad -- 0.97%
  Illinois Central Corp. ...............................       17,600      614,900
                                                                       -----------
UTILITIES
Utility Service Providers -- 1.00%
 *AES Corp. ............................................        9,000      636,750
                                                                       -----------
  TOTAL COMMON STOCKS
   (Cost $23,256,516)................................................  $31,525,430
                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997
--------------------------------------------------------------------------------

                                 Balanced Fund

                      Description                          Par Value      Value
--------------------------------------------------------  -----------  -----------
ASSET BACKED SECURITIES -- 4.22%
Collateralized Mortgage Obligations -- 0.30%
 +GE Capital Mortgage Services, Inc.
   3.478%, 10/25/08 ....................................  $ 3,072,687  $   191,430
                                                                       -----------
Federal Home Loan Mortgage Corporation -- 1.43%
  5.000%, 07/01/01 .....................................      944,551      908,982
                                                                       -----------
Federal National Mortgage Association -- 1.68%
  7.100%, 04/12/06 .....................................      500,000      437,970
  8.250%, 10/17/23 .....................................      618,319      627,593
                                                                       -----------
                                                                         1,065,563
                                                                       -----------
Government National Mortgage Association -- 0.81%
 +12.421%, 04/16/17 ....................................      493,169      513,975
                                                                       -----------
  TOTAL ASSET BACKED SECURITIES (Cost $2,602,390)....................
                                                                       $ 2,679,950
                                                                       -----------
INTEREST ONLY SECURITIES -- 6.56%
Federal Home Loan Mortgage Corporation -- 4.42%
  10.065%, 12/15/21 ....................................    2,910,000      895,775
  11.160%, 12/15/05 ....................................    3,346,808      715,432
  10.311%, 01/15/17 ....................................    2,869,000      828,958
 +1.050%, 04/15/08 .....................................    8,250,358      166,803
 +3.228%, 05/15/08 .....................................    3,958,887      194,497
                                                                       -----------
                                                                         2,801,465
                                                                       -----------
Federal National Mortgage Association -- 2.14%
 +3.881%, 09/25/15 .....................................    7,731,924      276,709
 +3.281%, 04/25/23 .....................................    5,812,998      431,934
 +2.600%, 8/18/15 ......................................   12,544,251      388,648
 +3.528%, 07/25/22 .....................................    4,679,657      256,275
                                                                       -----------
                                                                         1,353,566
                                                                       -----------
  TOTAL INTEREST ONLY SECURITIES (Cost $3,946,570)...................
                                                                       $ 4,155,031
                                                                       -----------
                      Description                          Par Value      Value
--------------------------------------------------------  -----------  -----------

U.S. TREASURY OBLIGATIONS -- 14.12%
U.S. Treasury Bills -- 3.15%
  4.880%, 07/17/97 .....................................  $ 2,000,000  $ 1,995,662
                                                                       -----------
U.S. Treasury Bonds -- 1.85%
  7.500%, 11/15/16 .....................................    1,100,000    1,175,923
                                                                       -----------
U.S. Treasury Notes -- 8.15%
  8.000%, 05/15/01 .....................................    3,000,000    3,169,110
  6.250%, 08/31/00 .....................................    2,000,000    1,999,780
                                                                       -----------
                                                                         5,168,890
                                                                       -----------
U.S. Treasury STRIP -- 0.97%
  11/15/09 .............................................    1,400,000      611,367
                                                                       -----------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,979,207)..................
                                                                       $ 8,951,842
                                                                       -----------
COMMERCIAL PAPER -- 3.15%
  National Power PLC
   5.560%, 07/02/97
   (Cost $1,999,691)....................................    2,000,000    1,999,691
                                                                       -----------
REPURCHASE AGREEMENT -- 6.14%
  State Street Bank & Trust Co. $3,895,000 at 4.00%
   (Agreement dated June 30, 1997; to be repurchased at
   $3,895,433 on 07/01/97; collateralized by $3,935,000
   U.S. Treasury Notes due 5/15/98) (Value $3,974,350)
   (Cost $3,895,000)....................................    3,895,000    3,895,000
                                                                       -----------
TOTAL INVESTMENTS -- 98.01%
 (Cost $53,549,868)..................................................   62,137,056
                                                                       -----------
Cash and Other Assets in Excess of Liabilities -- 1.99%..............
                                                                         1,261,085
                                                                       -----------
NET ASSETS -- 100.00%................................................  $63,398,141
                                                                       -----------
                                                                       -----------

------------------------------
* INDICATES NON-INCOME PRODUCING SECURITY.

+ INVERSE FLOATING RATE SECURITIES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 June 30, 1997
--------------------------------------------------------------------------------

                                              Mini-Cap      Value +     Balanced
                                                Fund      Growth Fund     Fund
                                             -----------  -----------  -----------
ASSETS
Investments in securities at market value
 (cost of $104,627,191, $19,434,854,
 $53,549,868)..............................  $123,704,750 $23,411,599  $62,137,056
Cash.......................................      682,878          197
Receivables:
  Investment securities sold...............      124,996      424,262      781,912
  Income receivable........................       22,056       33,922      407,861
  Fund shares sold.........................      217,072      138,107      119,416
Due from investment adviser (Note 3).......      --            16,662      --
Deferred organization costs................       20,944       20,944        6,059
                                             -----------  -----------  -----------
    Total assets...........................  124,772,696   24,045,693   63,452,304
                                             -----------  -----------  -----------
LIABILITIES
Funds advance by custodian.................      --           --             8,966
Payables:
  Investment securities purchased..........    1,556,541      --           --
  Fund shares repurchased..................       15,769      --           --
  Dividends................................      --           --             9,089
  Accrued expenses.........................      147,838       51,846       36,108
                                             -----------  -----------  -----------
    Total liabilities......................    1,720,148       51,846       54,163
                                             -----------  -----------  -----------
NET ASSETS.................................  $123,052,548 $23,993,847  $63,398,141
                                             -----------  -----------  -----------
                                             -----------  -----------  -----------
COMPOSITION OF NET ASSETS
  Paid-in capital..........................  $94,585,171  $18,000,170  $49,973,311
  Accumulated undistributed net investment
   income (loss)...........................      (90,775)     --            52,722
  Accumulated net realized gain............    9,480,593    2,016,932    4,784,920
  Net unrealized appreciation..............   19,077,559    3,976,745    8,587,188
                                             -----------  -----------  -----------
NET ASSETS.................................  $123,052,548 $23,993,847  $63,398,141
                                             -----------  -----------  -----------
                                             -----------  -----------  -----------
Number of shares, $0.01 par value, issued
 and outstanding (unlimited shares
 authorized)...............................    5,635,823    1,475,048    3,945,200
                                             -----------  -----------  -----------
                                             -----------  -----------  -----------
NET ASSET VALUE PER SHARE..................  $     21.83  $     16.27  $     16.07
                                             -----------  -----------  -----------
                                             -----------  -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
                        For the year ended June 30, 1997
--------------------------------------------------------------------------------

                                                 Mini-Cap     Value +      Balanced
                                                   Fund     Growth Fund      Fund
                                                ----------  -----------   ----------
INVESTMENT INCOME
Income
  Dividend income.............................  $  827,996   $240,900     $  409,947
  Interest income.............................     698,718    101,403      1,678,892
                                                ----------  -----------   ----------
    Total income..............................   1,526,714    342,303      2,088,839
                                                ----------  -----------   ----------
Expenses (Note 3)
  Investment advisory fees....................   1,077,995    169,002        456,988
  Custodian fees..............................      97,344     63,945         59,745
  Transfer agent fees.........................      77,972     51,391         55,487
  Legal fees..................................      23,355      9,340          8,838
  Administration fees.........................      53,945     53,945         53,945
  Audit fees..................................      13,131     11,260         11,024
  Shareholder reporting fees..................      34,766      9,007         16,225
  Registration fees...........................       5,750     10,848          1,929
  Trustees fees...............................      12,042     11,256         13,169
  Amortization of deferred organization
   costs......................................       9,366      9,366          2,537
  Shareholder service fees....................      17,869      3,611          9,491
  Miscellaneous...............................      62,937     13,647         10,801
  Insurance...................................      13,052      3,503          7,022
                                                ----------  -----------   ----------
    Total expenses............................   1,499,524    420,121        707,201
    Expenses recouped (reimbursed)............     117,965   (168,152)       (27,549)
                                                ----------  -----------   ----------
    Net expenses..............................   1,617,489    251,969        679,652
                                                ----------  -----------   ----------
  Net investment income (loss)................  $  (90,775)  $ 90,334     $1,409,187
                                                ----------  -----------   ----------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
Net realized gain on investments..............  $9,560,902  3$,138,603    $5,924,699
Change in net unrealized appreciation on
 investments..................................  12,401,072  2,300,581      4,204,111
                                                ----------  -----------   ----------
Net gain on investments.......................  21,961,974  5,439,184     10,128,810
                                                ----------  -----------   ----------
Net increase in net assets resulting from
 operations...................................  $21,871,199 5$,529,518    $11,537,997
                                                ----------  -----------   ----------
                                                ----------  -----------   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS
                   For the years ended June 30, 1997 and 1996
    ------------------------------------------------------------------------

                                                               Mini-Cap Fund
                                                          ------------------------
                                                             1997         1996
                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..........................  $   (90,775) $  (115,130)
  Net realized gain on investments......................    9,560,902    4,268,271
  Change in net unrealized appreciation on
   investments..........................................   12,401,072    5,353,486
                                                          -----------  -----------
  Net increase in net assets from operations............   21,871,199    9,506,627
                                                          -----------  -----------
Distributions to shareholders:
  From net investment income............................           --           --
  From net realized gains...............................   (3,190,683)  (1,304,062)
                                                          -----------  -----------
  Total distributions...................................   (3,190,683)  (1,304,062)
                                                          -----------  -----------
Fund share transactions:
  Proceeds from shares sold.............................   79,855,448   80,695,971
  Net asset value of shares issued on reinvestment of
   distributions........................................    2,999,212    1,244,984
  Cost of shares redeemed...............................  (71,179,955)  (7,843,000)
                                                          -----------  -----------
  Net increase from Fund share transactions.............   11,674,705   74,097,955
                                                          -----------  -----------
Net increase in net assets..............................   30,355,221   82,300,520

NET ASSETS
Beginning of year.......................................   92,697,327   10,396,807
                                                          -----------  -----------
End of year.............................................  $123,052,548 $92,697,327
                                                          -----------  -----------
                                                          -----------  -----------
CHANGE IN SHARES
Shares sold.............................................    4,230,103    4,666,779
Shares issued on reinvestment of distributions..........      161,334       81,769
Shares redeemed.........................................   (3,797,059)    (443,276)
                                                          -----------  -----------
Net increase............................................      594,378    4,305,272
                                                          -----------  -----------
                                                          -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS
                   For the years ended June 30, 1997 and 1996
    ------------------------------------------------------------------------

                                                            Value + Growth Fund
                                                          ------------------------
                                                             1997         1996
                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income.................................  $    90,334  $   133,782
  Net realized gain on investments......................    3,138,603    1,086,169
  Change in net unrealized appreciation on
   investments..........................................    2,300,581      753,390
                                                          -----------  -----------
  Net increase in net assets from operations............    5,529,518    1,973,341
                                                          -----------  -----------
Distributions to shareholders:
  From net investment income............................      (90,334)    (162,305)
  From net realized gains...............................   (1,724,310)    (608,062)
                                                          -----------  -----------
  Total distributions...................................   (1,814,644)    (770,367)
                                                          -----------  -----------
Fund share transactions:
  Proceeds from shares sold.............................   11,214,419    9,377,707
  Net asset value of shares issued on reinvestment of
   distributions........................................    1,766,339      755,296
  Cost of shares redeemed...............................  (13,957,484)  (3,068,816)
                                                          -----------  -----------
  Net increase from Fund share transactions.............     (976,726)   7,064,187
                                                          -----------  -----------
Net increase in net assets..............................    2,738,148    8,267,161

NET ASSETS
Beginning of year.......................................   21,255,699   12,988,538
                                                          -----------  -----------
End of year.............................................  $23,993,847  $21,255,699
                                                          -----------  -----------
                                                          -----------  -----------
CHANGE IN SHARES
Shares sold.............................................      800,854      708,374
Shares issued on reinvestment of distributions..........      128,814       58,676
Shares redeemed.........................................   (1,006,898)    (228,057)
                                                          -----------  -----------
Net increase (decrease).................................      (77,230)     538,993
                                                          -----------  -----------
                                                          -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS
                   For the years ended June 30, 1997 and 1996
    ------------------------------------------------------------------------

                                                               Balanced Fund
                                                          ------------------------
                                                             1997         1996
                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income.................................  $ 1,409,187  $ 1,346,411
  Net realized gain on investments......................    5,924,699    4,394,771
  Change in net unrealized appreciation (depreciation)
   on investments.......................................    4,204,111     (440,439)
                                                          -----------  -----------
  Net increase in net assets from operations............   11,537,997    5,300,743
                                                          -----------  -----------
Distributions to shareholders:
  From net investment income............................   (1,356,465)  (1,353,974)
  From net realized gains...............................   (4,582,193)  (1,629,511)
                                                          -----------  -----------
  Total distributions...................................   (5,938,658)  (2,983,485)
                                                          -----------  -----------
Fund share transactions:
  Proceeds from shares sold.............................   13,993,658   13,585,582
  Net asset value of shares issued on reinvestment of
   distributions........................................    5,763,051    2,870,134
  Cost of shares redeemed...............................   (8,937,283) (10,629,958)
                                                          -----------  -----------
  Net increase from Fund share transactions.............   10,819,426    5,825,758
                                                          -----------  -----------
Net increase in net assets..............................   16,418,765    8,143,016

NET ASSETS
Beginning of year.......................................   46,979,376   38,836,360
                                                          -----------  -----------
End of year.............................................  $63,398,141  $46,979,376
                                                          -----------  -----------
                                                          -----------  -----------
CHANGE IN SHARES
Shares sold.............................................      944,650      944,421
Shares issued on reinvestment of distributions..........      397,810      201,472
Shares redeemed.........................................     (596,248)    (728,972)
                                                          -----------  -----------
Net increase............................................      746,212      416,921
                                                          -----------  -----------
                                                          -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout the period.
--------------------------------------------------------------------------------

                                                                                               Mini-Cap Fund
                                                                                  ---------------------------------------
                                                                                              For the periods
                                                                                  ---------------------------------------
                                                                                   07/01/96      07/01/95      09/30/94+
                                                                                  to 06/30/97   to 06/30/96   to 06/30/95
                                                                                  -----------   -----------   -----------
Net asset value, beginning of period............................................  $ 18.39       $ 14.12       $ 10.00
                                                                                  -----------   -----------   -----------
Income from investment operations
  Net investment income (loss)..................................................    (0.01)        (0.02)         0.01
  Net realized and unrealized gain on investments...............................     4.04          5.25          4.13
                                                                                  -----------   -----------   -----------
    Total from investment operations............................................     4.03          5.23          4.14
                                                                                  -----------   -----------   -----------
Less distributions
  From net investment income....................................................    --            --            (0.02)
  From net realized gains.......................................................    (0.59)        (0.96)        --
                                                                                  -----------   -----------   -----------
Total distributions.............................................................    (0.59)        (0.96)        (0.02)
                                                                                  -----------   -----------   -----------
Net asset value, end of period..................................................  $ 21.83       $ 18.39       $ 14.12
                                                                                  -----------   -----------   -----------
                                                                                  -----------   -----------   -----------
Total return....................................................................    22.45%        38.46%        41.47%**
                                                                                  -----------   -----------   -----------
                                                                                  -----------   -----------   -----------
Net assets at end of period
 (in 000's).....................................................................  $123,053      $92,697       $10,397
                                                                                  -----------   -----------   -----------
                                                                                  -----------   -----------   -----------
Ratio of expenses to average net assets (net of expense reimbursements)(1)......     1.50%         1.50%         1.50%*
                                                                                  -----------   -----------   -----------
                                                                                  -----------   -----------   -----------
Ratio of net investment income (loss) to average net assets.....................    (0.08)%       (0.35)%        0.04%*
                                                                                  -----------   -----------   -----------
                                                                                  -----------   -----------   -----------
Portfolio turnover rate.........................................................   304.88%       214.71%       102.85%
                                                                                  -----------   -----------   -----------
                                                                                  -----------   -----------   -----------
Average commission rate paid....................................................  $0.0054
                                                                                  -----------
                                                                                  -----------

                                                                                            Value + Growth Fund
                                                                                  ---------------------------------------

                                                                                              For the periods
                                                                                  ---------------------------------------

                                                                                   07/01/96      07/01/95      09/30/94+
                                                                                  to 06/30/97   to 06/30/96   to 06/30/95
                                                                                  -----------   -----------   -----------
Net asset value, beginning of period............................................  $ 13.69       $ 12.82       $ 10.00
                                                                                  -----------   -----------   -----------
Income from investment operations
  Net investment income (loss)..................................................     0.10          0.11          0.05
  Net realized and unrealized gain on investments...............................     4.03          1.40          2.79
                                                                                  -----------   -----------   -----------
    Total from investment operations............................................     4.13          1.51          2.84
                                                                                  -----------   -----------   -----------
Less distributions
  From net investment income....................................................    (0.10)        (0.13)        (0.02)
  From net realized gains.......................................................    (1.45)        (0.51)        --
                                                                                  -----------   -----------   -----------
Total distributions.............................................................    (1.55)        (0.64)        (0.02)
                                                                                  -----------   -----------   -----------
Net asset value, end of period..................................................  $ 16.27       $ 13.69       $ 12.82
                                                                                  -----------   -----------   -----------
                                                                                  -----------   -----------   -----------
Total return....................................................................    32.38%        12.11%        28.43%**
                                                                                  -----------   -----------   -----------
                                                                                  -----------   -----------   -----------
Net assets at end of period
 (in 000's).....................................................................  $23,994       $21,256       $12,989
                                                                                  -----------   -----------   -----------
                                                                                  -----------   -----------   -----------
Ratio of expenses to average net assets (net of expense reimbursements)(1)......     1.26%         1.35%         1.35%*
                                                                                  -----------   -----------   -----------
                                                                                  -----------   -----------   -----------
Ratio of net investment income (loss) to average net assets.....................     0.45%         0.78%         1.18%*
                                                                                  -----------   -----------   -----------
                                                                                  -----------   -----------   -----------
Portfolio turnover rate.........................................................   160.13%       101.05%        31.64%
                                                                                  -----------   -----------   -----------
                                                                                  -----------   -----------   -----------
Average commission rate paid....................................................  $0.0193
                                                                                  -----------
                                                                                  -----------

--------------------------
 * ANNUALIZED
 ** NOT ANNUALIZED
 + FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 1994.
 (1) THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS BEFORE EXPENSE REIMBURSEMENTS OR EXPENSES RECOUPED WERE 1.39%, 1.74%, AND 4.99% FOR THE MINI-CAP FUND FOR THE PERIODS ENDED JUNE 30, 1997, 1996, AND 1995, RESPECTIVELY. THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS BEFORE EXPENSE REIMBURSEMENTS WERE 2.11%, 2.12%, AND 5.21% FOR THE VALUE + GROWTH FUND FOR THE PERIODS ENDED JUNE 30, 1997, 1996, AND 1995, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout the period.
--------------------------------------------------------------------------------

                                                                                       Balanced Fund
                                                                   -----------------------------------------------------
                                                                                      For the periods
                                                                   -----------------------------------------------------
                                                                    07/01/96      07/01/95      10/01/94      11/01/93
                                                                   to 08/30/97   to 06/30/96   to 06/30/95   to 09/30/94
                                                                   -----------   -----------   -----------   -----------
Net asset value, beginning of period.............................  $ 14.69       $ 13.96       $ 12.41       $ 12.82
                                                                   -----------   -----------   -----------   -----------
Income from investment operations
  Net investment income..........................................     0.38          0.43          0.24          0.16
  Net realized and unrealized gain on investments................     2.78          1.27          1.59          0.05
                                                                   -----------   -----------   -----------   -----------
    Total from investment operations.............................     3.16          1.70          1.83          0.21
                                                                   -----------   -----------   -----------   -----------
Less distributions
  From net investment income.....................................    (0.37)        (0.43)        (0.24)        (0.18)
  From net realized gains........................................    (1.41)        (0.54)        (0.04)        (0.44)
                                                                   -----------   -----------   -----------   -----------
  Total distributions............................................    (1.78)        (0.97)        (0.28)        (0.62)
                                                                   -----------   -----------   -----------   -----------
Net asset value, end of period...................................  $ 16.07       $ 14.69       $ 13.96       $ 12.41
                                                                   -----------   -----------   -----------   -----------
                                                                   -----------   -----------   -----------   -----------
Total return.....................................................    23.12%        12.56%        14.98%(2)      3.66%(2)
                                                                   -----------   -----------   -----------   -----------
                                                                   -----------   -----------   -----------   -----------
Net assets at end of period
 (in 000's)......................................................  $63,398       $46,979       $38,836       $34,659
                                                                   -----------   -----------   -----------   -----------
                                                                   -----------   -----------   -----------   -----------
Ratio of expenses to average net assets (net of expense
 reimbursements)(3)..............................................     1.26%         1.35%         1.33%*        1.63%*
                                                                   -----------   -----------   -----------   -----------
                                                                   -----------   -----------   -----------   -----------
Ratio of net investment income to average net assets.............     2.62%         2.98%         2.51%*        1.77%*
                                                                   -----------   -----------   -----------   -----------
                                                                   -----------   -----------   -----------   -----------
Portfolio turnover rate..........................................    91.90%        69.11%        54.02%        60.90%
                                                                   -----------   -----------   -----------   -----------
                                                                   -----------   -----------   -----------   -----------
Average commission rate paid                                       $0.0021
                                                                   -----------
                                                                   -----------

                                                                                  03/09/92
                                                                    11/01/92         to
                                                                   to 10/31/93   10/31/92 (1)
                                                                   -----------   -----------
Net asset value, beginning of period.............................  $ 10.84       $ 10.00
                                                                   -----------   -----------
Income from investment operations
  Net investment income..........................................     0.16          0.11
  Net realized and unrealized gain on investments................     1.98          0.83
                                                                   -----------   -----------
    Total from investment operations.............................     2.14          0.94
                                                                   -----------   -----------
Less distributions
  From net investment income.....................................    (0.16)        (0.10)
  From net realized gains........................................    --            --
                                                                   -----------   -----------
  Total distributions............................................    (0.16)        (0.10)
                                                                   -----------   -----------
Net asset value, end of period...................................  $ 12.82       $ 10.84
                                                                   -----------   -----------
                                                                   -----------   -----------
Total return.....................................................    19.83%         9.42%(2)
                                                                   -----------   -----------
                                                                   -----------   -----------
Net assets at end of period
 (in 000's)......................................................  $20,931       $ 6,008
                                                                   -----------   -----------
                                                                   -----------   -----------
Ratio of expenses to average net assets (net of expense
 reimbursements)(3)..............................................     1.47%         1.50%*
                                                                   -----------   -----------
                                                                   -----------   -----------
Ratio of net investment income to average net assets.............     1.51%         1.93%*
                                                                   -----------   -----------
                                                                   -----------   -----------
Portfolio turnover rate..........................................    44.12%        20.00%
                                                                   -----------   -----------
                                                                   -----------   -----------
Average commission rate paid

--------------------------
 * ANNUALIZED
(1) THE JURIKA & VOYLES BALANCED FUND COMMENCED OPERATIONS ON MARCH 9, 1992.
(2) NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3) THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS BEFORE EXPENSE REIMBURSEMENTS WERE 1.31%, 1.49%, AND 1.42% FOR THE BALANCED FUND FOR THE PERIODS ENDED JUNE 30, 1997, 1996, AND 1995, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS
    ------------------------------------------------------------------------

1.  Organization
    Jurika & Voyles Fund Group (the "Trust") was organized as a Delaware business trust on July 11, 1994 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of three separate diversified series: Jurika & Voyles Mini-Cap Fund, Jurika & Voyles Value + Growth Fund, and Jurika & Voyles Balanced Fund (each a "Fund" and collectively the "Funds").
    The investment objectives of the Funds are as follows:
    The Mini-Cap Fund seeks to maximize long-term capital appreciation. This Fund invests primarily in the common stock of quality companies having small market capitalizations that offer current value and significant future growth potential.
    The Value + Growth Fund seeks long-term capital appreciation. This Fund invests primarily in the common stock of quality companies of all market capitalizations that offer current value and significant future growth potential.
    The Balanced Fund seeks to provide investors with a balance of long-term capital appreciation and current income. This Fund invests primarily in a diversified portfolio that combines stocks, bonds and cash-equivalent securities.
    On September 30, 1994, shareholders of the Jurika & Voyles Balanced Fund (the "Balanced Fund"), formerly a portfolio of the Advisors' Inner Circle Fund (the "Old Fund"), exchanged 2,793,608 shares of the Old Fund (valued at $34,658,609, including unrealized gains of $1,199,928) for 2,793,608 shares of the Balanced Fund in a tax-free exchange. All of the assets of the Old Fund were transferred to the Balanced Fund at net asset value. The Financial Highlights for periods prior to October 1, 1994 include results of the Old Fund.

2.  Significant Accounting Policies
    The following is a summary of the significant accounting policies followed by the Funds.

    SECURITY VALUATION -- Portfolio securities that are listed or admitted to trading on a U.S. exchange are valued at the last sales price on the principal exchange on which the security is traded or, if there has been no sale that day, at the mean between the closing bid and asked prices. Securities admitted to trading on the NASDAQ National Market System and securities traded only in the U.S. over-the-counter market are valued at the last sale price or, if there has been no sale that day, at the mean between the closing bid and asked prices. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that amortized cost does not represent fair value. Cash and receivables are valued at their face amounts.

    FEDERAL INCOME TAXES -- Each Fund intends to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

    SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the effective interest method.
    Realized gains and losses on securities sold are determined under the identified cost method.
    It is the Trust's policy to take possession of securities as collateral under repurchase agreement and to determine on a daily basis that the value of such securities is sufficient to cover the value of the repurchase agreements.

    DEFERRED ORGANIZATION COSTS -- Organization costs are amortized on a straight line basis over a period of sixty months commencing with the Funds' operations.

                         NOTES TO FINANCIAL STATEMENTS                 CONTINUED
--------------------------------------------------------------------------------

    DISTRIBUTIONS -- Distributions to shareholders are recorded on the ex-dividend date.

    ACCOUNTING ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
3.  Transactions in Shares of Beneficial Interest
    The Funds currently offer only one class of shares of beneficial interest, Class J shares. From December 31, 1996 to June 6, 1997 the Funds offered a second class of shares, Class K shares, which were substantially identical to Class J shares. On June 6, 1997, all previously existing Class K shares of each Fund were converted at net asset value into Class J shares of an equivalent value. Included in the statements of changes in net assets under the captions "Fund share transactions" and "Change in shares" are transactions in shares of beneficial interest for Class K as follows. There were no Class K shares outstanding as of June 30, 1996 or 1997.

Mini-Cap Fund                        Shares      Amount
----------------------------------  ---------  ----------
Period from December 31, 1996 to
 June 6, 1997
Class K Shares:
  Shares sold.....................      4,472  $   86,550
  Shares issued on reinvestment of
   distributions..................     --          --
  Shares redeemed.................     (4,472)    (89,700)
                                    ---------  ----------
  Net decrease....................     --      $   (3,150)
                                    ---------  ----------
                                    ---------  ----------


Value + Growth Fund                  Shares      Amount
----------------------------------  ---------  ----------
Period from December 31, 1996 to
 June 6, 1997
Class K shares:
  Shares sold.....................         83  $    1,150
  Shares issued on reinvestment of
   distributions..................     --          --
  Shares redeemed.................        (83)     (1,173)
                                    ---------  ----------
  Net decrease....................     --      $      (23)
                                    ---------  ----------
                                    ---------  ----------

Balanced Fund
----------------------------------
Period from December 31, 1996 to
 June 6, 1997
Class K shares:
  Shares sold.....................         79  $    1,150
  Shares issued on reinvestment of
   distributions..................          1           8
  Shares redeemed.................        (80)     (1,193)
                                    ---------  ----------
  Net decrease....................     --      $      (35)
                                    ---------  ----------
                                    ---------  ----------

4.  Management Fees and Transactions with
Affiliates
    The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with Jurika & Voyles, L.P., formerly known as Jurika & Voyles, Inc., (the "Adviser"). Under the terms of the Agreement, the Trust will pay a fee equal to 0.85% of the average daily net assets of the Value + Growth Fund and the Balanced Fund, and 1.00% of the Mini-Cap Fund. The Adviser has voluntarily agreed to the expense limitation described herein for an indefinite period of time, by waiving all or a portion of its fees (and reimbursing the Funds' expenses) so that the ratio of expenses to average net assets will not exceed 1.25% for the Value + Growth Fund and Balanced Fund, and 1.50% for Mini-Cap Fund. Prior to October 1, 1996 the expense limitation for the Value + Growth Fund and the Balanced Fund was 1.35%. In subsequent years, overall operating expenses of each Fund will not fall below the applicable expense

                         NOTES TO FINANCIAL STATEMENTS                 CONTINUED
--------------------------------------------------------------------------------
limitations until the Adviser has been fully reimbursed for fees foregone or expenses paid by the Adviser under this agreement, as each Fund will reimburse the Adviser in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation. The agreement permits such reimbursement to the Adviser within a three year period following the year in which the Adviser waived fees or reimbursed expenses of the Fund. Fee waivers and expense reimbursements are voluntary and may be terminated at any time. Unreimbursed expenses at June 30, 1997 amounted to $63,469, $402,127 and $111,888, for the Mini-Cap, Value + Growth and Balanced Funds, respectively.
    Pursuant to a Shareholder Services Plan, effective June 9, 1997, the Fund pays to the Adviser a shareholder service fee not to exceed 0.25% of the Fund's average daily net assets.
    The Trust, on behalf of the Funds, entered into an Administration Agreement with Investment Company Administration Corporation (the "Administrator"). Under the terms of the Agreement, the Trust will pay an annual fee, payable monthly and computed based on the value of the total average net assets of the Trust at an annual rate of 0.10% of the first $100 million of such net assets, 0.05% of next $150 million, 0.03% of next $250 million and 0.01% thereafter, subject to a minimum fee of $50,000 per annum per Fund and $12,000 for each additional class of shares.
    Each unaffiliated Trustee is compensated by the Trust at $5,000 per year plus an attendance fee of $500 for each Trustees' meeting attended.

5.  Purchases and Sales of Securities
    The cost of security purchases and the proceeds from security sales, other than short-term investments for the year ended June 30, 1997, are as follows:

Funds                                                      Purchases      Sales
--------------------------------------------------------  -----------  -----------
Mini-Cap Fund...........................................  $309,841,041 $287,239,730
Value + Growth Fund.....................................   28,060,897   28,756,726
Balanced Fund...........................................   44,918,576   39,568,794

    The total cost of securities and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds at June 30, 1997, based on cost for federal income tax purposes, are as follows:

                                              Gross          Gross           Net
                               Total Tax    Unrealized     Unrealized     Unrealized
Funds                            Cost      Appreciation   Depreciation   Appreciation
----------------------------  -----------  ------------   ------------   ------------
Mini-Cap Fund...............  $105,201,125  $19,603,840    $(1,100,215)   $18,503,625
Value + Growth Fund.........   19,522,856     4,024,606       (135,863)     3,888,743
Balanced Fund...............   53,549,868     9,006,136       (418,948)     8,587,188

6.  Line of Credit
    The Trust has a $10 million unsecured line of credit with its custodian bank. The interest rate charged on borrowings is the Overnight Federal Funds rate, plus 0.50%. Each Fund pays its pro rata share of a commitment fee of 0.10% of the unused portion of the commitment. There were no borrowings under this commitment during the year ended June 30, 1997.

                          INDEPENDENT AUDITOR'S REPORT
    ------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Jurika & Voyles Fund Group

    We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Jurika & Voyles Mini-Cap Fund, Jurika & Voyles Value + Growth Fund, and Jurika & Voyles Balanced Fund (all of which are separate series of Jurika & Voyles Fund Group (the "Trust")) as of June 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and for the period ended June 30, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods prior to October 1, 1994 were audited by other auditors whose report thereon, dated November 23, 1994, expressed an unqualified opinion with respect thereto.
    We conducted our audits in accordance with generally accepted auditing standards. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Jurika & Voyles Mini-Cap Fund, Jurika & Voyles Value + Growth Fund, and Jurika & Voyles Balanced Fund as of June 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles.

                                                        [SIG]
New York, New York
July 25, 1997

                            J U R I K A & V O Y L E S
                                   FUND GROUP

                      A COMMONSENSE APPROACH TO INVESTING

                              1999 Harrison Street

                                   Suite 700

                         Oakland, California 94612-3517

                                  800 JV-INVST

                                  800 58-46878

                       ----------------------------------
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